GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details)				12 Months Ended
	Dec. 12, 2022 USD ($) shares	Feb. 07, 2022 USD ($) shares	Mar. 25, 2021 SGD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 30, 2022
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Loans provided					$ 40,277,000
Shares issued | shares	557,399,997
Shares outstanding				$ 3,000		$ 3,000
Consideration for shares issuance	$ 3,000			56,113,000	23,147,000
Majority voting rights							50.00%
Retained Group
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Loans provided					40,277,000
Singapore Super Hi
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Shares issued | shares			1,999,999
Shares outstanding			$ 2,000,000		$ 5,962,000
Ownership interest acquired (in percents)					100.00%
Cash consideration				$ 9,553,000	$ 0
Majority voting rights				98.97%
Singapore Super Hi | Haidilao Singapore
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Cash consideration				$ 20,632,000
Remaining ownership interest				51.00%
Singapore Super Hi | Haidilao International Food Services Malaysia Sdn. Bhd
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Ownership interest acquired (in percents)				100.00%
Cash consideration				$ 1,429,000
Singapore Super Hi | Haidilao Proprietary (Thailand) Limited
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Ownership interest acquired (in percents)				49.00%
Cash consideration				$ 1
Singapore Super Hi | Newpai of HDL Management USA Corporation
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Ownership interest acquired (in percents)				100.00%
Shares issued for acquisition				10,000,000
Haidilao Singapore
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Shares transferred | shares		2,000,000
Consideration for shares issuance		$ 1,501,000
Ownership interest acquired (in percents)				100.00%
Haidilao Singapore | Newpai of HDL Management USA Corporation
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Cash consideration				$ 0